Derivative Instruments And Hedging Activities (Effects Of Derivatives Not Designated As Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013		May 27, 2012		May 29, 2011
Derivative [Line Items]
Amount of Gain (Loss) Recognized in Earnings	$ 2.9		$ 0.4		$ 7.2
Commodity contracts | Cost of Sales
Derivative [Line Items]
Amount of Gain (Loss) Recognized in Earnings	(0.1)	[1]	(7.9)	[1]	0.6	[1]
Equity forwards | Cost of Sales
Derivative [Line Items]
Amount of Gain (Loss) Recognized in Earnings	1.6	[2]	2.3	[2]	3.3	[2]
Equity forwards | Selling, general and administrative
Derivative [Line Items]
Amount of Gain (Loss) Recognized in Earnings	$ 1.4		$ 6.0		$ 3.3

[1]	Location of the gain (loss) recognized in earnings is food and beverage costs and restaurant expenses, which are components of cost of sales.
[2]	Location of the gain (loss) recognized in earnings is restaurant labor expenses, which is a component of cost of sales.